Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 3,347	¥ 4,876
Remaining performance obligations, Transaction price	¥ 1,135	¥ 1,189
Estimated contract period	1 year	1 year